FINANCE EXPENSES	12 Months Ended
Dec. 31, 2024
Finance Expenses
FINANCE EXPENSES

17.	FINANCE EXPENSES

	December 31, 2024	December 31, 2023	December 31, 2022
Interest paid and accretive interest on debentures	$-	$-	$86,841
Interest expense on sale of future receipts	2,306,044	-	-
Finance fees from issuance of preferred shares	477,647	-	-
Interest on loans from financial institutions	145,331	102,392	-
Other interest and bank charges	158,403	704,978	58,894
Factoring and letter of credit charges	424,709	-	-
Interest expense on lease obligations	29,460	34,445	35,678
Total	$3,541,594	$841,815	$181,413